Income tax and contribution - Summary of Reconciliation of Income tax expense to Profit (Loss) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Temporary differences [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	R$ 0
Profit or loss of breakdown of deferred taxes	(39,526)
Balances at the end of the period	39,526
Deferred tax liability on taxable temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(2,797,861)
Profit or loss of breakdown of deferred taxes	624,923
Balances at the end of the period	(3,422,784)
Breakage
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(176,884)
Profit or loss of breakdown of deferred taxes	19,039
Balances at the end of the period	(195,923)
Foreign currency exchange [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	0
Profit or loss of breakdown of deferred taxes	(191,219)
Balances at the end of the period	191,219
Leases [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(2,620,461)
Profit or loss of breakdown of deferred taxes	414,124
Balances at the end of the period	(3,034,585)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(516)
Profit or loss of breakdown of deferred taxes	541
Balances at the end of the period	(1,057)
Diferrend liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(2,797,861)
Profit or loss of breakdown of deferred taxes	585,397
Balances at the end of the period	(3,383,258)
Total income tax and deferred social contribution
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	0
Profit or loss of breakdown of deferred taxes	(39,526)
Balances at the end of the period	R$ 39,526